Interest in subsidiary (Detail) - Rakita Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 241,803	$ 228,865
Non-current assets	832,199	857,487
Current liabilities	71,375	66,546
Non-current liabilities	70,113	66,665
Net assets attributable to non-controlling interest	140,938	149,347
Rakita [Member]
Statement Line Items [Line Items]
Current assets	12,447	2,954
Non-current assets	522,282	510,341
Current liabilities	(3,079)	(6,487)
Non-current liabilities	(76,516)	(51,555)
Net assets	455,134	455,253
Net assets attributable to non-controlling interest	$ 7,808	$ 7,339